CONCENTRATION OF RISK (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Percentage Of Fluctuations in Foreign Exchange rate	5.70%	5.80%	6.80%